Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments Measured at Fair Value

The following table summarizes the financial instruments measured at fair value in the accompanying Condensed Consolidated Balance Sheets as of March 31, 2018 and December 31, 2017 (in thousands):

	Fair Value Measurements
		Quoted Market Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	Level 1	Level 2	Level 3
Interest rate swap & foreign exchange hedges:
Assets
— as of March 31, 2018	$1,357	$—	$1,357	$—
— as of December 31, 2017	$29	$—	$29	$—
Liabilities
— as of December 31, 2017	$638	$—	$638	$—

	Fair Value Measurements
		Quoted Market Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	Level 1	Level 2	Level 3
Interest rate swap & foreign exchange hedges:
Assets
—as of December 31, 2017	$29	$—	$29	$—

Liabilities
—as of December 31, 2017	$638	$—	$638	$—
—as of December 31, 2016	$205	$—	$205	$—